Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC		€ 0	€ 1	€ 23
Deposits from banks		(5,132)	(6,172)	(7,059)
Loans and advances to banks		7,931	13,948	8,181
Cash and balances with central banks		90,214	87,614	106,520
Cash and cash equivalents at end of year		93,012	95,391	107,665
Interest received		51,029	28,105	21,496
Interest paid		(33,734)	(14,193)	(8,705)
Interest received (paid)		17,295	13,911	12,791
Dividend received	[1]	205	229	172
Dividend paid		€ (2,967)	€ (3,093)	€ (2,382)

[1]	1 Includes dividends received as recognised within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventures. Dividends paid and received from trading positions have been included.